UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  June 30, 2004
Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   105 Clarke Avenue
           Pocomoke, MD  21851

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     410-957-4181
Signature, Place, and Date of Signing:

   William M. Shettle     Pocomoke, Maryland   August 3, 2004


Report Type  (Check only one.):

[  X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   69

Form 13F Information Table Value Total:   $45722



List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1st Commonwealth Finl          COM              319829107      211    16245 SH       SOLE                    16245
3M Company                     COM              88579Y101      918    10204 SH       SOLE                    10204
ALLTEL Corp                    COM              020039103     1325    26180 SH       SOLE                    26180
American Intl. Group           COM              026874107      896    12575 SH       SOLE                    12575
Anheuser Busch Cos             COM              035229103      538     9965 SH       SOLE                     9965
Archstone-Smith Trust          COM              039583109      293    10000 SH       SOLE                    10000
Auto. Data Processing          COM              053015103      983    23470 SH       SOLE                    23470
Bank of America                COM              060505104      528     6237 SH       SOLE                     6237
Bemis Co.                      COM              081437105      571    20215 SH       SOLE                    20215
CVS Corp.                      COM              126650100     1046    24890 SH       SOLE                    24890
Cardinal Health                COM              14149Y108      728    10390 SH       SOLE                    10390
Cisco Systems Inc.             COM              17275R102      851    35890 SH       SOLE                    35890
Citigroup, Inc.                COM              172967101      643    13830 SH       SOLE                    13830
Clorox Co.                     COM              189054109      552    10265 SH       SOLE                    10265
Colonial Properties Trust      COM              195872106      297     7710 SH       SOLE                     7710
ConAgra Foods                  COM              205887102     1114    41150 SH       SOLE                    41150
Cox Communications             COM              224044107      656    23620 SH       SOLE                    23620
Crawford & Co. Cl. A           COM              224633206       84    17840 SH       SOLE                    17840
Dell, Inc.                     COM              24702R101     1090    30440 SH       SOLE                    30440
Dover Corp.                    COM              260003108      449    10670 SH       SOLE                    10670
Dow Jones & Co.                COM              260561105      468    10380 SH       SOLE                    10380
DuPont (E.I.)                  COM              263534109     1145    25787 SH       SOLE                    25787
Duke Energy Corp.              COM              264399106      586    28890 SH       SOLE                    28890
Exxon Mobil Corp.              COM              30231G102     1475    33211 SH       SOLE                    33211
Fidelity Natl. Finance         COM              316326107      459    12295 SH       SOLE                    12295
First Data Corp.               COM              319963104     1344    30186 SH       SOLE                    30186
Gannett Co., Inc.              COM              364730101     1034    12190 SH       SOLE                    12190
General Electric               COM              369604103      860    26548 SH       SOLE                    26548
Health Mgmt Associates         COM              421933102      513    22860 SH       SOLE                    22860
Hewlett-Packard Co.            COM              428236103      710    33630 SH       SOLE                    33630
Home Depot Inc.                COM              437076102      665    18900 SH       SOLE                    18900
Hormel Foods Corp.             COM              440452100      494    15900 SH       SOLE                    15900
Int'l Business Machines        COM              459200101      807     9150 SH       SOLE                     9150
Johnson & Johnson              COM              478160104      878    15760 SH       SOLE                    15760
Lance Inc.                     COM              514606102      250    16225 SH       SOLE                    16225
Landauer Inc.                  COM              51476K103      253     5675 SH       SOLE                     5675
MBNA Corp.                     COM              55262L100      772    29950 SH       SOLE                    29950
Mack-Cali Realty               COM              554489104      279     6740 SH       SOLE                     6740
Marsh & McLennan Cos           COM              571748102      491    10820 SH       SOLE                    10820
Mattel Inc.                    COM              577081102      505    27650 SH       SOLE                    27650
McGraw-Hill Cos.               COM              580645109      548     7155 SH       SOLE                     7155
McKesson Corp.                 COM              58155Q103      521    15180 SH       SOLE                    15180
Medimmune Inc.                 COM              584699102      452    19310 SH       SOLE                    19310
Medtronic Inc.                 COM              585055106      532    10915 SH       SOLE                    10915
Merck & Co. Inc.               COM              589331107      794    16710 SH       SOLE                    16710
Microsoft Corp                 COM              594918104     1585    55480 SH       SOLE                    55480
Natl. Fuel Gas                 COM              636180101      224     8980 SH       SOLE                     8980
New Plan Excel Realty          COM              648053106      263    11240 SH       SOLE                    11240
Newell Rubbermaid              COM              651229106      259    11020 SH       SOLE                    11020
Novartis AG ADS                COM              66987V109      441     9920 SH       SOLE                     9920
PepsiCo Inc.                   COM              713448108     1060    19666 SH       SOLE                    19666
Pfizer Inc.                    COM              717081103     1336    38971 SH       SOLE                    38971
Pitney Bowes Inc.              COM              724479100      632    14290 SH       SOLE                    14290
Procter & Gamble               COM              742718109      369     6776 SH       SOLE                     6776
SBC Communications             COM              78387G103      305    12573 SH       SOLE                    12573
ServiceMaster                  COM              81760N109      282    22900 SH       SOLE                    22900
Standard Register              COM              853887107      140    11760 SH       SOLE                    11760
TJX Companies                  COM              872540109      660    27320 SH       SOLE                    27320
TrustCo Bank                   COM              898349105      236    17985 SH       SOLE                    17985
Tupperware Corp.               COM              899896104      279    14375 SH       SOLE                    14375
Tyco International             COM              902124106     1043    31480 SH       SOLE                    31480
UST Inc.                       COM              902911106      270     7510 SH       SOLE                     7510
Union Planters                 COM              908068109      291     9750 SH       SOLE                     9750
United Technologies            COM              913017109     1025    11205 SH       SOLE                    11205
UnitedHealth Group             COM              91324P102      988    15870 SH       SOLE                    15870
Wachovia Corp.                 COM              929903102      797    17916 SH       SOLE                    17916
Washington Mutual              COM              939322103      918    23756 SH       SOLE                    23756
Wells Fargo & Co.              COM              949746101      740    12931 SH       SOLE                    12931
Wyeth                          COM              983024100      969    26807 SH       SOLE                    26807